SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

These consolidated financial statements include the accounts of MedoveX Corp. and its wholly-owned subsidiary, Streamline. All intercompany accounts and transactions have been eliminated in consolidation.

Unaudited interim results

The accompanying consolidated balance sheet as of March 31, 2016, consolidated statements of operations for the three months ended March 31, 2016 and 2015, statement of changes in stockholders’ equity for the three months ended March 31, 2016 and the statements of cash flows for the three months ended March 31, 2016 and 2015 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments which included only normal recurring adjustments, necessary to present fairly the Company’s financial position as of March 31, 2016 and results of operations and cash flows for the three months ended March 31, 2016 and 2015. The financial data and other information disclosed in the notes to the consolidated financial statements related to the three month periods are unaudited. The results for the three months ended March 31, 2016 are not necessarily indicative of the results to be expected for the year ending December 31, 2016 or for any other interim period or for any future year.

The accompanying unaudited consolidated financial statements have been prepared based upon SEC rules that permit reduced disclosure for interim periods. For a more complete discussion of significant accounting policies and certain other information, please refer to the financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2015. These financial statements reflect all adjustments that are necessary for a fair presentation of results of operations and financial condition for the interim periods shown, including normal recurring accruals and other items. The results for the interim periods are not necessarily indicative of results for the full year.

Use of Estimates

In preparing the financial statements, generally accepted accounting principles in the United States (U.S. GAAP) requires disclosure regarding estimates and assumptions used by management that affect the amounts reported in financial statements and accompanying notes. The Company’s significant estimates include the fair value, useful life and carrying amount of its patented technology, the deferred income tax asset and the related valuation allowance, and the fair value of its share based payment arrangements.

For those estimates that are sensitive to the outcome of future events, actual results could differ from those estimates.

Cash

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash balances at March 31, 2016 and December 31, 2015 consists of funds deposited in checking accounts with commercial banks.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist solely of cash. At times throughout the year, the Company may maintain certain bank account balances in excess of FDIC insured limits. At December 31, 2015 and March 31, 2016, the Company had cash deposits that exceeded federally insured deposit limits.

The Company believes that its funds are deposited in high credit quality financial institutions. The Company has not experienced any losses in such accounts to date and believes it is not exposed to any significant credit risk associated with its cash deposits.

Accounts Receivable & Allowance for Doubtful Accounts

Accounts receivable represent amounts due from customers for which revenue has been recognized. Generally, the Company does not require collateral or any other security to support its receivables.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. This allowance is regularly evaluated by the Company for adequacy by taking into consideration factors such as past experience, credit quality of the customer base, age of the receivable balances, both individually and in the aggregate, and current economic conditions that may affect a customer’s ability to pay. Accounts receivable over 60 days past due are considered past due. The Company does not accrue interest on past due accounts receivable.

Receivables are written off only after all collection attempts have failed and are based on individual credit evaluation and the specific circumstances of the customer. The Company did not have any bad debt expense for the three months ended March 31, 2016 and 2015.

Inventory

Inventory consists of a finished goods unit of the Streamline IV Suspension System (IV Poles). Inventory is valued at the lower of cost or market, using the first–in, first-out (FIFO) method. The Company does not believe any inventory reserve is required as of March 31, 2016.

Goodwill And Purchased Intangible Assets

Goodwill is reviewed for impairment annually on December 31st or more frequently if changes in circumstances or the occurrence of events suggest impairment exists using a two-step process. In step 1, the fair value of each reporting unit is compared to its carrying value, including goodwill. If the fair value exceeds the carrying value, no further work is required and no impairment loss is recognized. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would then complete step 2 in order to measure the impairment loss. In step 2, the Company would calculate the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit. If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss, in the period identified, equal to the difference.

Other intangible assets consist of developed technology and a trademark. The Company reviewed intangible assets for impairment as changes in circumstances or the occurrence of events suggested the remaining value was not recoverable. Amortization on the intangibles is provided on a straight-line basis over the estimated useful lives of the assets as follows:

Trademark 5 years

Developed technology 7 years

Fair Value Measurements

We measure certain non-financial assets at fair value on a non-recurring basis. These non-recurring valuations include evaluating assets such as non-amortizing intangible assets for impairment; allocating value to assets in an acquired asset group; and applying accounting for business combinations. We use the fair value measurement framework to value these assets and report the fair values in the periods in which they are recorded or written down.

The fair value measurement framework includes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair values in their broad levels. These levels from highest to lowest priority are as follows:

• Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities;

• Level 2: Quoted prices in active markets for similar assets or liabilities or observable prices that are based on inputs not quoted on active markets, but corroborated by market data; and

      • Level 3: Unobservable inputs or valuation techniques that are used when little or no market data is available.

The determination of fair value and the assessment of a measurement’s placement within the hierarchy requires judgment. Level 3 valuations often involve a higher degree of judgment and complexity. Level 3 valuations may require the use of various cost, market, or income valuation methodologies applied to unobservable management estimates and assumptions. Management’s assumptions could vary depending on the asset or liability valued and the valuation method used.

Such assumptions could include: estimates of prices, earnings, costs, actions of market participants, market factors, or the weighting of various valuation methods. We may also engage external advisors to assist us in determining fair value, as appropriate.

Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the related assets, generally three to five years. Repairs and maintenance are expensed as incurred. Improvements and betterments, which extend the lives of the assets, are capitalized.

Leases

The Company recognizes rent expense on a straight-line basis over the lease term. The lease term commences on the date that the Company takes possession of or controls the physical use of the property. Deferred rent is included in non-current liabilities on the consolidated balance sheet.

Revenue Recognition

We recognize revenue in accordance with generally accepted accounting principles as outlined in the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 605-10-S99, Revenue Recognition, which requires that four basic criteria be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) the price is fixed or determinable; (iii) collectability is reasonably assured; and (iv) product delivery has occurred or services have been rendered. The Company sells its products primarily through direct sales. The Company recognizes revenue when title to the goods and risk of loss transfers to customers, provided there are no material remaining performance obligations required of the Company or any matters of customer acceptance. The Company records estimated sales returns, discounts and allowances as a reduction of net sales in the same period revenue is recognized.

Research and Development

Research and development costs are expensed as incurred.

Advertising

The Company expenses all advertising costs as incurred. For the three months ended March 31, 2016 and 2015, advertising costs were approximately $21,000 and $0, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the ASC 718, Stock Compensation. ASC 718 addresses all forms of share-based payment (“SBP”) awards including shares issued under employee stock purchase plans and stock incentive shares. Under ASC 718, awards result in a cost that is measured at fair value on the awards’ grant date, based on the estimated number of awards that are expected to vest and will result in a charge to operations.

Income Taxes

The Company accounts for income taxes under ASC 740, Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.

Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The standard addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.

Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2015, and March 31, 2016 the Company does not have a liability for unrecognized tax uncertainties.

The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. As of March 31, 2016, the Company has not incurred any interest or penalties relating to uncertain tax positions.

The Company’s evaluation was performed for the tax years ending December 31, 2015, 2014 and 2013, which remain subject to examination by major tax jurisdictions as of March 31, 2016.  The Company does not have any tax years that are no longer subject to U.S. federal, state, and local, or non-US income tax examinations.

Loss per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are anti- dilutive due to the Company’s net losses. There is no difference between the basic and diluted net loss per share. 1,974,783 warrants and 594,900 common stock options outstanding were considered anti-dilutive at March 31, 2016. 185,000 stock options were considered anti-dilutive at March 31, 2015.

Business combinations

The Company completed an acquisition on March 25, 2015. This transaction was recorded using guidelines provided by ASC 805, Business Combinations. Following these guidelines, the consideration paid by MedoveX for Streamline was measured on the date of acquisition. An independent valuation of Streamline was performed using the discounted cash flow method. Based on the estimated value of Streamline, the consideration paid by MedoveX and the tangible assets of Streamline, Management determined the intangible portion of the purchase price should be assigned between developed technology, trademark, and goodwill. Refer to Note 4 for the summary of the purchase price allocation based on the completion of the valuation of the assets and liabilities assumed.

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued ASU 2014-09, “Revenue Recognition - Revenue from Contracts with Customers” (ASU 2014-09) that requires companies to recognize revenue when a customer obtains control rather than when companies have transferred substantially all risks and rewards of a good or service. This update is effective for annual reporting periods beginning on or after December 15, 2017 and interim periods therein and requires expanded disclosures. The Company is currently assessing the impact the adoption of ASU 2014-09 will have on its consolidated financial statements.

In November 2015, FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet.

ASU 2015-17 is effective for public companies for annual reporting periods beginning after December 15, 2016, and interim periods within those fiscal years. The guidance may be adopted prospectively or retrospectively and early adoption is permitted. The Company is currently assessing the impact the adoption of ASU 2015-17 will have on its consolidated financial statements.

In February 2016, FASB issued ASU No. 2016-02, Leases (Topic 842). The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. ASU 2016-02 is effective for public companies for annual reporting periods beginning after December 15, 2018, and interim periods within those fiscal years. The guidance may be adopted prospectively or retrospectively and early adoption is permitted. The Company is currently assessing the impact the adoption of ASU 2016-02 will have on its consolidated financial statements.

Basis of Presentation and Principles of Consolidation

The accompanying financial statements include the accounts of Medovex Corp. and its wholly-owned subsidiary, Streamline. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

In preparing the financial statements, generally accepted accounting principles in the United States (“U.S. GAAP”) requires disclosure regarding estimates and assumptions used by management that affect the amounts reported in financial statements and accompanying notes. The Company’s significant estimates currently include the fair value, useful life and carrying amount of its patented technology, the deferred income tax asset and the related valuation allowance, and the fair value of its share based payment arrangements. For those estimates that are sensitive to the outcome of future events, actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist solely of cash. At times throughout the year, the Company may maintain certain bank account balances in excess of FDIC insured limits. At December 31, 2015 and 2014, the Company had cash deposits that exceeded federally insured deposit limits. The Company believes that its funds are deposited in high credit quality financial institutions. The Company has not experienced any losses in such accounts to date and believes it is not exposed to any significant credit risk associated with its cash deposits.

Cash

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash balances at December 31, 2015 and 2014 consists of funds deposited in checking accounts with commercial banks.

Accounts Receivable & Allowance for Doubtful Accounts

Accounts receivable represent amounts due from customers for which revenue has been recognized. Generally, the Company does not require collateral or any other security to support its receivables.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. This allowance is regularly evaluated by the Company for adequacy by taking into consideration factors such as past experience, credit quality of the customer base, age of the receivable balances, both individually and in the aggregate, and current economic conditions that may affect a customer’s ability to pay. Accounts receivable over 60 days past due are considered past due. The Company does not accrue interest on past due accounts receivable.

Receivables are written off only after all collection attempts have failed and are based on individual credit evaluation and the specific circumstances of the customer. The Company did not have any bad debt expense for the years ended December 31, 2015 and 2014.

Inventory

Inventory consists of a finished goods unit of the Streamline IV Suspension System (IV Poles). Inventory is valued at the lower of cost or market, using the first–in, first-out (FIFO) method. The Company does not believe any inventory reserve is required as of December 31, 2015.

Goodwill And Purchased Intangible Assets

Goodwill is reviewed for impairment annually on December 31st or more frequently if changes in circumstances or the occurrence of events suggest impairment exists using a two-step process. In step 1, the fair value of each reporting unit is compared to its carrying value, including goodwill. If the fair value exceeds the carrying value, no further work is required and no impairment loss is recognized. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would then complete step 2 in order to measure the impairment loss. In step 2, the Company would calculate the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit. If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss, in the period identified, equal to the difference. The Company has concluded that no impairment of goodwill existed as of December 31, 2015, the year of acquisition, and thus did not conduct an impairment analysis as of that date. The Company will commence impairment testing of goodwill in 2016.

Other intangible assets consist of developed technology and a trademark. The Company reviewed intangible assets for impairment as changes in circumstances or the occurrence of events suggested the remaining value was not recoverable. Amortization on the intangibles is provided on a straight-line basis over the estimated useful lives of the assets as follows:

Trademark                                  5 years

Developed technology             7 years

Fair Value Measurements

We measure certain non-financial assets at fair value on a non-recurring basis. These non-recurring valuations include evaluating assets such as non-amortizing intangible assets for impairment; allocating value to assets in an acquired asset group; and applying accounting for business combinations. We use the fair value measurement framework to value these assets and report the fair values in the periods in which they are recorded or written down.

The fair value measurement framework includes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair values in their broad levels. These levels from highest to lowest priority are as follows:

• Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities;

• Level 2: Quoted prices in active markets for similar assets or liabilities or observable prices that are based on inputs not quoted on active markets, but corroborated by market data; and

• Level 3: Unobservable inputs or valuation techniques that are used when little or no market data is available.

The determination of fair value and the assessment of a measurement’s placement within the hierarchy requires judgment. Level 3 valuations often involve a higher degree of judgment and complexity. Level 3 valuations may require the use of various cost, market, or income valuation methodologies applied to unobservable management estimates and assumptions. Management’s assumptions could vary depending on the asset or liability valued and the valuation method used. Such assumptions could include: estimates of prices, earnings, costs, actions of market participants, market factors, or the weighting of various valuation methods. We may also engage external advisors to assist us in determining fair value, as appropriate.

Although we believe that the recorded fair value of our non-financial assets is appropriate at December 31, 2015, these fair values may not be indicative or reflective of future fair values.

Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the related assets, generally three to five years. Repairs and maintenance are expensed as incurred. Improvements and betterments, which extend the lives of the assets, are capitalized.

Leases

The Company recognizes rent expense on a straight-line basis over the lease term. The lease term commences on the date that the Company takes possession of or controls the physical use of the property. Deferred rent is included in non-current liabilities on the consolidated balance sheet.

Revenue Recognition

We recognize revenue in accordance with generally accepted accounting principles as outlined in the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 605-10-S99, Revenue Recognition, which requires that four basic criteria be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) the price is fixed or determinable; (iii) collectability is reasonably assured; and (iv) product delivery has occurred or services have been rendered. The Company sells its products primarily through direct sales. The Company recognizes revenue when title to the goods and risk of loss transfers to customers, provided there are no material remaining performance obligations required of the Company or any matters of customer acceptance. The Company records estimated sales returns, discounts and allowances as a reduction of net sales in the same period revenue is recognized.

Research and Development

Research and development costs are expensed as incurred.

Advertising

The Company expenses all advertising costs as incurred. For the years ended December 31, 2015 and 2014, advertising costs were approximately $83,000 and $0, respectively.

Income Taxes

The Company accounts for income taxes under ASC 740, Income Taxes (“ASC 740”), which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.

Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The standard addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.

Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position.

The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2015, the Company does not have a liability for unrecognized tax uncertainties.

The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. As of December 31, 2015, the Company has not incurred any interest or penalties relating to uncertain tax positions.

The Company’s evaluation was performed for the tax years ending December 31, 2015, 2014 and 2013, which remain subject to examination by major tax jurisdictions as of December 31, 2015.  The Company does not have any tax years that are no longer subject to U.S. federal, state, and local, or non-US income tax examinations.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the ASC 718, stock compensation. ASC 718 addresses all forms of share-based payment (“SBP”) awards including shares issued under employee stock purchase plans and stock incentive shares. Under ASC 718, awards result in a cost that is measured at fair value on the awards’ grant date, based on the estimated number of awards that are expected to vest and will result in a charge to operations.

Loss per Share

Basic loss per share is computed on the basis of the weighted average number of shares outstanding for the reporting period. Diluted loss per share is computed on the basis of the weighted average number of common shares plus dilutive potential common shares outstanding using the treasury stock method. Any potentially dilutive securities are anti- dilutive due to the Company’s net losses. For the years presented, there is no difference between the basic and diluted net loss per share: 1,974,783 warrants and 380,000 common stock options outstanding were considered anti-dilutive and excluded for the years presented.

Business combinations

The Company completed an acquisition on March 25, 2015. This transaction was recorded using guidelines provided by ASC 805, Business Combinations. Following these guidelines, the consideration paid by Medovex for Streamline was measured on the date of acquisition. An independent valuation of Streamline was performed using the discounted cash flow method. Based on the estimated value of Streamline, the consideration paid by Medovex and the tangible assets of Streamline, Management determined the intangible portion of the purchase price should be assigned between developed technology, trademark, and goodwill. For the quarterly periods ended June 30, 2015 and September 30, 2015, the Company had assigned the entire intangible portion strictly to the technology based intangible asset called “Patent Acquired from Streamline”. For the quarterly periods ended June 30, 2015 and September 30, 2015 the Company assigned no value to the trademark or to goodwill. Refer to Note 5 for the summary of the purchase price allocation based on the completion of the valuation of the assets and liabilities assumed.

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued ASU 2014-09, “Revenue Recognition - Revenue from Contracts with Customers” (ASU 2014-09) that requires companies to recognize revenue when a customer obtains control rather than when companies have transferred substantially all risks and rewards of a good or service. This update is effective for annual reporting periods beginning on or after December 15, 2017 and interim periods therein and requires expanded disclosures. The Company is currently assessing the impact the adoption of ASU 2014-09 will have on its consolidated financial statements.

In June 2014, FASB issued Accounting Standards Update, (“ASU”), No. 2014-10, Development Stage Entities, which eliminated certain financial reporting requirements for development stage entities included in ASC 915 Development Stage Entities by removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. The amendments eliminate the following requirement for development stage entities: 1) presentation of inception- to-date information in the statements of operations, cash flows and stockholders’ equity, 2) designation of the financial statements as those of a development stage entity, 3) disclosure of a description of the development stage activities in which the entity is engaged, and 4) disclosure in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. ASU 2014-10 was effective for fiscal years beginning after December 15, 2014. Early adoption was permitted. The Company elected to early adopt the provisions of ASU 2014-10, which are reflected in these consolidated financial statements.

 In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” which requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of the financial statements are issued and provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. Certain disclosures will be required if conditions give rise to substantial doubt about an entity’s ability to continue as a going concern. This update is effective  for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is currently assessing the impact the adoption of ASU No. 2014-15 will have on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” which requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of the financial statements are issued and provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. Certain disclosures will be required if conditions give rise to substantial doubt about an entity’s ability to continue as a going concern. This update is effective  for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is currently assessing the impact the adoption of ASU No. 2014-15 will have on its consolidated financial statements.

In November 2015, FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. ASU 2015-17 is effective for public companies for annual reporting periods beginning after December 15, 2016, and interim periods within those fiscal years. The guidance may be adopted prospectively or retrospectively and early adoption is permitted. The Company is currently assessing the impact the adoption of ASU 2015-17 will have on its consolidated financial statements.

 In February 2016, FASB issued ASU No. 2016-02, Leases (Topic 842). The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. ASU 2016-02 is effective for public companies for annual reporting periods beginning after December 15, 2018, and interim periods within those fiscal years. The guidance may be adopted prospectively or retrospectively and early adoption is permitted. The Company is currently assessing the impact the adoption of ASU 2016-02 will have on its consolidated financial statements.